COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

The Company may from time to time be subject to legal proceedings, investigations, and claims incidental to conduct of our business.

In 2025, during the compulsory liquidation of Anhui Taoping New Media Co., Ltd., a former affiliate of the Company, the liquidation team claimed unpaid subscribed capital contributions from Taoping New Media Co., Ltd., a subsidiary of the Company and former shareholder of the liquidating entity. Pursuant to the first-instance judgment in April 2025 and the second-instance (final) judgment in December 2025, Taoping New Media Co., Ltd. was ordered to pay the subscribed capital contribution of RMB 200,000 (approximately $27,800), plus case acceptance fee and announcement fee totaling RMB 3,382 (approximately $500). The Company accrued a provision of approximately $27,800 for the loss in 2025. This matter is not material to the Company’s consolidated financial condition or results of operations.